Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions
Related Party Transactions

Note 11 - Related Party Transactions

In the ordinary course of business, the Company has granted loans to its principal officers, directors, and their affiliates. There were no such loans as of June 30, 2024 and 2023.

Deposits from related parties held by the Bank at June 30, 2024 and 2023, amounted to $824,439 and $1,075,609, respectively.